Operating Leases - Summary of Non-cancellable Operating Lease Rentals Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating lease [Line Items]
Total	$ 38,313	$ 41,868
Less Than One Year [Member]
Disclosure of operating lease [Line Items]
Total	5,313	5,072
Between One and Five Years [Member]
Disclosure of operating lease [Line Items]
Total	16,648	17,015
More Than Five Years [Member]
Disclosure of operating lease [Line Items]
Total	$ 16,352	$ 19,781